Related-Party and Party in Interest Transactions - Additional Information (Details) - EBP 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP participants in the plan held common stock value	$ 19,698,073	$ 16,457,076
Common Stock [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP participants in the plan held number of shares	98,647	93,969
EBP participants in the plan held common stock value	$ 1,552,713	$ 1,119,175